Financial Instruments - Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	$ 18,820	$ 19,001	[1]
Debt	25,767	26,301	[1]
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	18,661	18,868
Debt	$ 25,889	$ 26,371

[1]	Certain amounts have been reclassified to conform to the current presentation of debt issuance costs in the consolidated balance sheet as of December 31, 2015, following the adoption of a new guidance, effective January 1, 2016.